WARRANTY LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Beginning warranty liability	$ 59,000	$ 54,000	$ 43,000
Warranty expenses incurred
Additional liability accrued		5,000	11,000
Total accrued warranty	59,000	59,000	$ 54,000
Less: accrued warranty - current	16,000	16,000
Accrued warranty - non-current	$ 43,000	$ 43,000